PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Shares	Value
Long-Term Investments 101.3%
Common Stocks
Aerospace & Defense 0.2%
Curtiss-Wright Corp.	318	$32,961
Banks 9.4%
Ameris Bancorp	7,194	182,943
Atlantic Union Bankshares Corp.	1,932	46,117
BankUnited, Inc.	9,307	184,372
Brookline Bancorp, Inc.	6,351	64,844
Byline Bancorp, Inc.	7,007	86,326
East West Bancorp, Inc.	5,703	200,004
Enterprise Financial Services Corp.	915	28,127
First Bancorp/Southern Pines NC	5,995	159,407
First Foundation, Inc.	6,578	90,513
Pinnacle Financial Partners, Inc.	4,591	184,788
Renasant Corp.	4,355	114,232
Seacoast Banking Corp. of Florida*	3,076	69,118
Wintrust Financial Corp.	3,536	148,158
		1,558,949
Biotechnology 6.5%
Agios Pharmaceuticals, Inc.*	1,671	68,745
Amicus Therapeutics, Inc.*	13,095	154,652
Apellis Pharmaceuticals, Inc.*	3,001	102,844
Emergent BioSolutions, Inc.*	2,142	158,401
Immunomedics, Inc.*	5,293	160,801
Ligand Pharmaceuticals, Inc.*	617	60,818
Madrigal Pharmaceuticals, Inc.*	490	41,003
Mirati Therapeutics, Inc.*	992	84,360
Natera, Inc.*	5,175	191,682
Turning Point Therapeutics, Inc.*	1,028	52,952
		1,076,258
Building Products 1.6%
Armstrong World Industries, Inc.	578	44,552
JELD-WEN Holding, Inc.*	6,664	84,633
Trex Co., Inc.*	1,384	131,784
		260,969
Capital Markets 3.7%
Assetmark Financial Holdings, Inc.*	2,294	55,033

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Brightsphere Investment Group, Inc.	14,807	$109,720
Focus Financial Partners, Inc. (Class A Stock)*	2,202	52,540
Houlihan Lokey, Inc.	3,382	200,823
Moelis & Co. (Class A Stock)	5,463	163,180
Sculptor Capital Management, Inc.	1,885	27,634
		608,930
Chemicals 1.3%
PolyOne Corp.	8,978	209,098
Commercial Services & Supplies 2.1%
Harsco Corp.*	7,563	75,479
Healthcare Services Group, Inc.	2,699	68,797
Mobile Mini, Inc.	7,401	211,447
		355,723
Construction & Engineering 1.4%
Construction Partners, Inc. (Class A Stock)*	3,788	69,434
Great Lakes Dredge & Dock Corp.*	18,349	162,205
		231,639
Construction Materials 1.6%
Summit Materials, Inc. (Class A Stock)*	18,115	273,718
Diversified Telecommunication Services 2.3%
Bandwidth, Inc. (Class A Stock)*	4,580	373,545
Electric Utilities 1.4%
El Paso Electric Co.	1,542	104,856
PNM Resources, Inc.	3,253	131,714
		236,570
Electrical Equipment 0.2%
Thermon Group Holdings, Inc.*	2,442	37,314
Electronic Equipment, Instruments & Components 0.7%
nLight, Inc.*	7,234	114,008

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) 7.3%
Columbia Property Trust, Inc.	9,948	$142,157
Cousins Properties, Inc.	6,408	193,329
Gaming & Leisure Properties, Inc.	2,730	77,095
Independence Realty Trust, Inc.	15,006	151,111
National Storage Affiliates Trust	6,373	181,503
Physicians Realty Trust	2,986	46,044
QTS Realty Trust, Inc. (Class A Stock)	5,268	329,408
Retail Opportunity Investments Corp.	10,115	98,166
		1,218,813
Food & Staples Retailing 2.8%
BJ’s Wholesale Club Holdings, Inc.*	4,670	122,868
Performance Food Group Co.*	8,480	248,888
Sprouts Farmers Market, Inc.*	4,840	100,575
		472,331
Food Products 2.8%
Adecoagro SA (Brazil)*	15,081	60,173
Darling Ingredients, Inc.*	11,712	241,150
Freshpet, Inc.*	2,263	170,653
		471,976
Health Care Equipment & Supplies 3.8%
Glaukos Corp.*	1,857	68,133
Integra LifeSciences Holdings Corp.*	3,019	154,120
Nevro Corp.*	552	64,937
Silk Road Medical, Inc.*	3,570	149,512
Tandem Diabetes Care, Inc.*	2,383	190,116
		626,818
Health Care Providers & Services 2.0%
Acadia Healthcare Co., Inc.*	5,175	124,252
Guardant Health, Inc.*	787	60,567
HealthEquity, Inc.*	2,154	121,206
Premier, Inc. (Class A Stock)*	1,024	33,956
		339,981

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology 4.7%
Inspire Medical Systems, Inc.*	1,361	$97,529
Livongo Health, Inc.*	6,966	278,710
Phreesia, Inc.*	3,403	86,402
Tabula Rasa HealthCare, Inc.*(a)	2,442	154,676
Teladoc Health, Inc.*	1,039	171,009
		788,326
Hotels, Restaurants & Leisure 4.3%
Jack in the Box, Inc.	2,771	167,091
Penn National Gaming, Inc.*	6,842	121,925
Planet Fitness, Inc. (Class A Stock)*	2,507	151,247
Wingstop, Inc.	2,308	270,659
		710,922
Independent Power & Renewable Electricity Producers 1.8%
NextEra Energy Partners LP	5,947	299,075
Insurance 1.9%
Axis Capital Holdings Ltd.	2,653	97,100
Goosehead Insurance, Inc. (Class A Stock)*(a)	3,646	204,686
ProSight Global, Inc.*	2,394	20,014
		321,800
IT Services 1.3%
Evo Payments, Inc. (Class A Stock)*	3,456	68,809
LiveRamp Holdings, Inc.*	3,694	139,855
		208,664
Life Sciences Tools & Services 0.9%
Syneos Health, Inc.*	2,637	147,118
Machinery 4.4%
CIRCOR International, Inc.*	3,742	55,868
Enerpac Tool Group Corp.	7,886	134,535
Kennametal, Inc.	2,001	51,246
Mayville Engineering Co., Inc.*	6,693	34,937
Mueller Water Products, Inc. (Class A Stock)	8,799	83,503

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Rexnord Corp.	9,678	$263,919
Trinity Industries, Inc.	5,861	113,059
		737,067
Media 0.6%
Cardlytics, Inc.*	2,093	94,080
Metals & Mining 0.5%
Sandstorm Gold Ltd. (Canada)*	11,043	85,915
Oil, Gas & Consumable Fuels 0.8%
WPX Energy, Inc.*	22,341	136,950
Pharmaceuticals 3.9%
Horizon Therapeutics PLC*	8,153	293,834
Intersect ENT, Inc.*	4,928	56,573
Prestige Consumer Healthcare, Inc.*	4,130	168,050
Revance Therapeutics, Inc.*	6,758	125,091
		643,548
Professional Services 1.8%
Huron Consulting Group, Inc.*	2,207	123,680
Korn Ferry	6,096	175,748
		299,428
Road & Rail 2.6%
Saia, Inc.*	4,123	381,460
TFI International, Inc. (Canada)	1,876	52,059
		433,519
Semiconductors & Semiconductor Equipment 6.1%
Brooks Automation, Inc.	4,536	174,591
Inphi Corp.*	3,740	361,060
MaxLinear, Inc.*	7,199	118,711
Monolithic Power Systems, Inc.	1,074	214,703
Tower Semiconductor Ltd. (Israel)*	7,410	142,531
		1,011,596

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Software 11.1%
Appfolio, Inc. (Class A Stock)*	811	$89,096
Blackline, Inc.*	859	52,176
CyberArk Software Ltd.*	2,199	217,173
Everbridge, Inc.*	1,979	220,421
Globant SA (Argentina)*	298	34,470
HubSpot, Inc.*	2,224	375,033
LivePerson, Inc.*	1,625	38,902
Proofpoint, Inc.*	2,455	298,847
Q2 Holdings, Inc.*	3,811	303,813
Varonis Systems, Inc.*	3,292	220,729
		1,850,660
Specialty Retail 2.9%
Boot Barn Holdings, Inc.*	6,027	111,259
Five Below, Inc.*	1,656	149,305
Monro, Inc.	1,884	104,543
National Vision Holdings, Inc.*	4,150	109,975
		475,082
Textiles, Apparel & Luxury Goods 0.4%
Kontoor Brands, Inc.	1,618	31,405
Steven Madden Ltd.	1,402	35,148
		66,553
Trading Companies & Distributors 0.2%
Kaman Corp.	1,048	40,620

Total Long-Term Investments (cost $16,213,654)		16,850,524

Short-Term Investments 2.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	55,727	55,727

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $326,380; includes $326,090 of cash collateral for securities on loan)(b)(w)	326,904	$326,839

Total Short-Term Investments (cost $382,107)		382,566

TOTAL INVESTMENTS 103.6% (cost $16,595,761)		17,233,090
Liabilities in excess of other assets (3.6)%		(599,949)

Net Assets 100.0%		$16,633,141

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $313,382; cash collateral of $326,090 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).